United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

	Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:		|_|;	Amendment Number:__

This Amendment (Check only one):	|_|	is a restatement
					|_| adds new holding entries

Institutional Manager Filing this Report:

Name:		Pivot Capital Advisors, LLC

Address:		52 Vanderbilt Avenue
			Suite 2005
			New York, New York 10017

13F File Number:	028-12385

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew Atha
Title:	Chief Financial Officer
Phone:	(212 328-1072

Signature, Place and Date of Signing:

				New York, NY			April 21, 2009
------------------		---------------------		--------------
[Signature]			[City, State]			[Date]

Report Type:	(Check only one):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report).

[ ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		137

Form 13F Information Table Value Total:		$ 22,579
						(x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F File number(s) of all institutional investment managers with respect to which this report is filled, other than the manager filing this report.

No.		Form 13F File Number		Name
---		--------------------		----


								FORM 13F INFORMATION TABLE
									MARCH 31, 2009

COLUMN 1				COLUMN 2	   COLUMN 3	  COLUMN 4	COLUMN 5	COLUMN 6  COLUMN 7	COLUMN 8


                                       TITLE                            VALUE     SHRS OR    SH/ PUT/   INVSTMT  OTHER      VOTING
Name of Issuer                         OF CLASS     	    CUSIP       (X$1000)  PRN AMT    PRN CALL   DSCRTN   MGRS       Sole
					---------	    -----	--------   -------   --- ----   ------   ----	    ----
3 M CO                                   COM               88579Y101          45         904    SH       SOLE     None        904
ADVANCE AUTO PTS INC                     COM               00751Y106         688      16,740    SH       SOLE     None      16740
AEROPOSTALE INC                          COM               007865108         146       5,500    SH       SOLE     None       5500
AFC ENTERPRISES INC                      COM               00104Q107         139      30,853    SH       SOLE     None      30853
AFLAC INC                                COM               001055102           2         100    SH       SOLE     None        100
ALCOA INC                                COM               013817101          14       1,886    SH       SOLE     None       1886
AMERICAN EAGLE OUTFITTERS NE             COM               02553E106         254      20,739    SH       SOLE     None      20739
AMERICAN EXPRESS CO                      COM               025816109          13         959    SH       SOLE     None        959
AMERICAN TOWER CORP                      COM               029912201         213       7,000    SH       SOLE     None       7000
ANNTAYLOR STORES CORP                    COM               036115103          33       6,250    SH       SOLE     None       6250
APPLE INC                                COM               037833100         200       1,900    SH       SOLE     None       1900
ARIBA INC                                COM NEW           04033V203          72       8,200    SH       SOLE     None       8200
AT&T INC                                 COM               00206R102         212       8,415    SH       SOLE     None       8415
AUTONATION INC                           COM               05329W102          81       5,867    SH       SOLE     None       5867
BANK NEW YORK MELLON CORP                COM               064058100           5         190    SH       SOLE     None        190
BANK OF AMERICA CORP                     COM               060505104           9       1,372    SH       SOLE     None       1372
BED BATH & BEYOND INC                    COM               075896100          87       3,500    SH       SOLE     None       3500
BEST BUY INC                             COM               086516101         437      11,514    SH       SOLE     None      11514
BIG LOTS INC                             COM               089302103          21       1,000    SH       SOLE     None       1000
BOEING CO                                COM               097023105          34         964    SH       SOLE     None        964
BURGER KING HOLDINGS INC                 COM               121208201         302      13,150    SH       SOLE     None      13150
CARNIVAL CORP                            PAIRED CTF        143658300          78       3,630    SH       SOLE     None       3630
CARTER INC                               COM               146229109         120       6,396    SH       SOLE     None       6396
CATERPILLAR INC DEL                      COM               149123101          14         500    SH       SOLE     None        500
CEC ENTMT INC                            COM               125137109         453      17,500    SH       SOLE     None      17500
CENTEX CORP                              COM               152312104          43       5,754    SH       SOLE     None       5754
CHEVRON CORP NEW                         COM               166764100          22         326    SH       SOLE     None        326
CHILDRENS PL RETAIL STORE I              COM               168905107         113       5,185    SH       SOLE     None       5185
CISCO SYS INC                            COM               17275R102         241      14,386    SH       SOLE     None      14386
CITIGROUP INC                            COM               172967101           3       1,303    SH       SOLE     None       1303
CKE RESTAURANTS INC                      COM               12561E105          59       7,000    SH       SOLE     None       7000
CLOROX CO                                COM               189054109         386       7,500    SH       SOLE     None       7500
CME GROUP INC                            COM               12572Q105           4          15    SH       SOLE     None         15
COCA COLA CO                             COM               191216100         168       3,812    SH       SOLE     None       3812
COLLECTIVE BRANDS INC                    COM               19421W100          53       5,400    SH       SOLE     None       5400
COMCAST CORP NEW                         CL A SPL          20030N200         315      24,500    SH       SOLE     None      24500
CORNING INC                              COM               219350105          87       6,550    SH       SOLE     None       6550
CVS CAREMARK CORP                        COM               126650100       1,413      51,392    SH       SOLE     None      51392
D R HORTON INC                           COM               23331A109          65       6,654    SH       SOLE     None       6654
DARDEN RESTAURANTS INC                   COM               237194105         206       6,002    SH       SOLE     None       6002
DIAMONDS TR                              UNIT SER 1        252787106         431       5,685    SH       SOLE     None       5685
DIRECTV GROUP INC                        COM               25459L106         211       9,247    SH       SOLE     None       9247
DISCOVERY COMMUNICATIONS NEW             COM SER A         25470F104         168      10,500    SH       SOLE     None      10500
DISNEY WALT CO                           COM DISNEY        254687106           4         224    SH       SOLE     None        224
DOLLAR TREE INC                          COM               256746108         267       6,000    SH       SOLE     None       6000
DONNELLEY R R & SONS CO                  COM               257867101          40       5,500    SH       SOLE     None       5500
DRESS BARN INC                           COM               261570105          84       6,800    SH       SOLE     None       6800
DU PONT E I DE NEMOURS & CO              COM               263534109          34       1,505    SH       SOLE     None       1505
DUPONT FABROS TECH                       COM               26613Q106         106      15,407    SH       SOLE     None      15407
EATON CORP                               COM               278058102         111       3,000    SH       SOLE     None       3000
EXIDE TECHNOLOGIES                       COM NEW           302051206          11       3,779    SH       SOLE     None       3779
FINISH LINE INC                          CL A              317923100         159      24,000    SH       SOLE     None      24000
FOOT LOCKER INC                          COM               344849104         141      13,500    SH       SOLE     None      13500
GAMESTOP CORP NEW                        CL A              36467W109          14         500    SH       SOLE     None        500
GAP INC DEL                              COM               364760108          45       3,500    SH       SOLE     None       3500
GENERAL ELECTRIC CO                      COM               369604103          20       2,000    SH       SOLE     None       2000
GENERAL MLS INC                          COM               370334104          50       1,000    SH       SOLE     None       1000
GENESCO INC                              COM               371532102         157       8,352    SH       SOLE     None       8352
GENUINE PARTS CO                         COM               372460105          29         962    SH       SOLE     None        962
GOLDMAN SACHS GROUP INC                  COM               38141G104           5          44    SH       SOLE     None         44
GOODYEAR TIRE & RUBR CO                  COM               382550101         145      23,170    SH       SOLE     None      23170
HERTZ GLOBAL HOLDINGS INC                COM               42805T105          55      14,110    SH       SOLE     None      14110
HEWLETT-PACKARD CO                       COM               428236103         925      28,865    SH       SOLE     None      28865
HILLTOP HLDGS INC                        COM               432748101          64       5,609    SH       SOLE     None       5609
HOME DEPOT INC                           COM               437076102         442      18,757    SH       SOLE     None      18757
HONEYWELL INTL INC                       COM               438516106         213       7,649    SH       SOLE     None       7649
INTEL CORP                               COM               458140100          97       6,436    SH       SOLE     None       6436
INTERNATIONAL BUSINESS MACHS             COM               459200101         370       3,817    SH       SOLE     None       3817
ISHARES TR                               DJ HOME CONSTN    464288752         173      19,800    SH       SOLE     None      19800
ISHARES TR                               RUSSELL1000GRW    464287614         386      11,000    SH       SOLE     None      11000
JOHNSON & JOHNSON                        COM               478160104          26         500    SH       SOLE     None        500
JPMORGAN & CHASE & CO                    COM               46625H100         140       5,258    SH       SOLE     None       5258
KB HOME                                  COM               48666K109          60       4,564    SH       SOLE     None       4564
KOHLS CORP                               COM               500255104         381       9,000    SH       SOLE     None       9000
K-SWISS INC                              CL A              482686102          17       2,000    SH       SOLE     None       2000
LASERCARD CORP                           COM               51807U101         450     186,909    SH       SOLE     None     186909
LEAP WIRELESS INTERNATIONAL IN           COM               521863308          52       1,500    SH       SOLE     None       1500
LENNAR CORP                              CL A              526057104          15       1,967    SH       SOLE     None       1967
LIBERTY MEDIA CORP NEW                   ENT COM SER A     53071M500         614      30,791    SH       SOLE     None      30791
LIBERTY MEDIA CORP NEW                   INT COM SER A     53071M104         174      60,000    SH       SOLE     None      60000
LOWES COS INC                            COM               548661107         356      19,500    SH       SOLE     None      19500
M D C HLDGS INC                          COM               552676108          48       1,556    SH       SOLE     None       1556
MACROVISION SOLUTIONS CORP               COM               55611C108         245      13,791    SH       SOLE     None      13791
MACYS INC                                COM               55616P104         101      11,327    SH       SOLE     None      11327
MERCK & CO INC                           COM               589331107          43       1,611    SH       SOLE     None       1611
MICROSOFT CORP                           COM               594918104         348      18,936    SH       SOLE     None      18936
MIDCAP SPDR TR                           UNIT SER 1        595635103         576       6,500    SH       SOLE     None       6500
MORGAN STANLEY                           COM NEW           617446448           4         180    SH       SOLE     None        180
NEWS CORP                                CL A              65248E104          80      12,076    SH       SOLE     None      12076
NIKE INC                                 CL B              654106103         164       3,500    SH       SOLE     None       3500
NVR INC                                  COM               62944T105          52         121    SH       SOLE     None        121
NYSE EURONEXT                            COM               629491101           2         107    SH       SOLE     None        107
OIL SVC HOLDRS TR                        DEPOSTRY RCPT     678002106          96       1,300    SH       SOLE     None       1300
OWENS ILL INC                            COM               690768403         216      14,982    SH       SOLE     None      14982
OXFORD INDS INC                          COM               691497309          14       2,250    SH       SOLE     None       2250
PACIFIC SUNWEAR CALIF INC                COM               694873100          12       6,983    SH       SOLE     None       6983
PFIZER INC                               COM               717081103          27       2,000    SH       SOLE     None       2000
PHILLIPS-VAN HEUSEN CORP                 COM               718592108          91       4,000    SH       SOLE     None       4000
PNC FINL SVCS GROUP INC                  COM               693475105           3         100    SH       SOLE     None        100
POWERSHARES QQQ TRUST                    UNIT SER 1        73935A104          19         614    SH       SOLE     None        614
PROCTER & GAMBLE CO                      COM               742718109          47         999    SH       SOLE     None        999
PULTE HOMES INC                          COM               745867101          54       4,970    SH       SOLE     None       4970
REGAL ENTERTAINMENT GROUP                CL A              758766109         201      15,000    SH       SOLE     None      15000
REGIS CORP MINN                          COM               758932107         136       9,400    SH       SOLE     None       9400
RYLAND GROUP INC                         COM               783764103          65       3,876    SH       SOLE     None       3876
SAFEWAY INC                              COM NEW           786514208         222      11,000    SH       SOLE     None      11000
SCHWAB CHARLES CORP NEW                  COM               808513105           6         387    SH       SOLE     None        387
SCOTTS MIRACLE GRO CO                    CL A              810186106         451      13,000    SH       SOLE     None      13000
SELECT SECTOR SPDR TR                    SBI CONS STPLS    81369Y308         657      31,150    SH       SOLE     None      31150
SELECT SECTOR SPDR TR                    SBI INT-ENERGY    81369Y506         288       6,780    SH       SOLE     None       6780
SELECT SECTOR SPDR TR                    SBI INT-FINL      81369Y605         147      16,650    SH       SOLE     None      16650
SELECT SECTOR SPDR TR                    S&P HOMEBUILD     78464A888          53       5,000    SH       SOLE     None       5000
SELECT SECTOR SPDR TR                    SBI INT-TECH      81369Y803         156       9,963    SH       SOLE     None       9963
SONIC AUTOMOTIVE INC                     CL A              83545G102           7       4,405    SH       SOLE     None       4405
STAPLES INC                              COM               855030102         195      10,750    SH       SOLE     None      10750
STATE STR CORP                           COM               857477103           3         105    SH       SOLE     None        105
SUNTRUST BKS INC                         COM               867914103           2         146    SH       SOLE     None        146
TARGET CORP                              COM               87612E106         304       8,826    SH       SOLE     None       8826
TIME WARNER CABLE INC                    COM               88732J207          68       2,762    SH       SOLE     None       2762
TIME WARNER INC                          COM               887317303         212      11,004    SH       SOLE     None      11004
TJX COS INC NEW                          COM               872540109         210       8,195    SH       SOLE     None       8195
TOLL BROTHERS INC                        COM               889478103          46       2,534    SH       SOLE     None       2534
TRACTOR SUPPLY CO                        COM               892356106          25         700    SH       SOLE     None        700
TWEEN BRANDS INC                         COM               901166108           2       1,000    SH       SOLE     None       1000
UNITED TECHNOLOGIES CORP                 COM               913017109          64       1,500    SH       SOLE     None       1500
US BANCORP DEL                           COM NEW           902973304           2         152    SH       SOLE     None        152
V F CORP                                 COM               918204108         204       3,574    SH       SOLE     None       3574
VERIZON COMMUNICATIONS INC               COM               92343V104          53       1,741    SH       SOLE     None       1741
VIACOM INC NEW                           CL B              92553P201         252      14,476    SH       SOLE     None      14476
VIRGIN MEDIA INC                         COM               92769L101         168      35,055    SH       SOLE     None      35055
WAL MART STORES INC                      COM               931142103       1,028      19,722    SH       SOLE     None      19722
WALGREEN CO                              COM               931422109         508      19,550    SH       SOLE     None      19550
WARNACO GROUP INC                        COM NEW           934390402         366      15,265    SH       SOLE     None      15265
WELLS FARGO & CO NEW                     COM               949746101           3         209    SH       SOLE     None        209
WET SEAL INC                             CL A              961840105          50      15,000    SH       SOLE     None      15000
XEROX CORP                               COM               984121103          90      19,848    SH       SOLE     None      19848